Document and Entity Information	12 Months Ended
Mar. 31, 2024
Document and Entity Information
Document Type	POS AM
Entity Registrant Name	Psyence Biomedical Ltd.
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001985062
Amendment Flag	false